TYPE                    13F-HR
PERIOD                  09/30/2012
FILER
	CIK             0001103887
	CCC             @yov9faf
SROS                    NONE
SUBMISSION-CONTACT
	NAME            Jennifer Nam
	PHONE           212-297-2950

			UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON D.C. 20549


			FORM 13F
		FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: Sept 30, 2012
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one) : [   ] is a restatement
				  [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           NWI Management, LP
Address:        623 fifth Ave, 23 FLOOR
		New York, NY 10022

13F File Number:  028-05499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name : Jennifer W. Nam
Title: Chief Compliance Officer
Phone: 212-297-2958
Signature, Place, and Date of Signing:

	Jennifer Nam, New York, November 13, 2012

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 8 LINES

Form 13F Information Table Value Total: AMOUNT $181,865(thousands)


							      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
  Column 1             	Column 2    		Column 3   	Column 4          Column 5   Column 6 Column 7        Column 8
                                                        	Value     SHRS OR   SH/  PUT/ Invstmt  Other   Voting Authority (Shares)
Name of Issuer          Title of Class   	CUSIP      	(x$1000   PRN AMT  PRN  CALL  Dscretn  Mgrs    Sole     Share    None
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC	          COM			037833100	16678	  25000     SH		25000 		25000
GOLDMAN SACHS GROUP INC	  COM	                38141G104	11368	 100000     SH		80000 		80000
ISHARES INC	          MSCI BRAZIL	        464286400	18921	 350000     SH	       350000 	       350000
ISHARES TR	          FTSE CHINA25 IDX	464287184	  172	   4962     SH		 4962 		 4962
ISHARES TR	          FTSE CHINA25 IDX	464287954	69200	2000000 	 PUT  2000000 	      2000000
MARKET VECTORS ETF TR	  RUSSIA ETF	        57060U506	11808	 410135     SH	       410135 	       410135
SELECT SECTOR SPDR TR	  SBI INT-FINL	        81369Y605	51967	3333333 	 CALL 3333333 	      3333333
SILVER PRO SHARES	  PROSHARES TR II 	74347W841	 1751	  30000     SH		30000 		30000
			                                       181865

